INCOME TAX EXPENSE (RECOVERY) - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 220.2	$ 222.3
Recognized in profit/loss	41.1	8.9
Recognized in OCI	8.0	(11.1)
Other		0.1
Balance at the end of the period	269.3	220.2
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	7,300.0	6,700.0
Deductible temporary differences	656.5	746.4
Tax losses	441.3	$ 551.2
Canada | 2027 - 2039
Non-capital losses that can be applied against future taxable profit
Unused tax losses	946.1
United States | 2020 - 2033
Non-capital losses that can be applied against future taxable profit
Unused tax losses	54.8
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	323.0
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	6.3
Mauritania | 2021 - 2023
Non-capital losses that can be applied against future taxable profit
Unused tax losses	219.7
Barbados | 2020 - 2025
Non-capital losses that can be applied against future taxable profit
Unused tax losses	677.3
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	74.4
Other | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 56.7